Benefit Plans, Plan Discosures (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Retirement Plan [Member]
Change in plan assets and reconciliation of funded status [Roll Forward]
Fair value of plan assets at beginning of year	$ 41,677	$ 42,993
Actual gain on plan assets	3,187	360
Company contributions	0	0
Benefit payments and actual expenses	(1,764)	(1,676)
Fair value of plan assets at end of year	43,100	41,677	$ 42,993
Funded status at end of year	12,370	10,788
Amounts recognized in accumulated other comprehensive income [Abstract]
Net actuarial loss	5,279	5,830
Accumulated benefit obligation for pension benefits	30,700	30,900
Components of the net periodic pension income and other amounts recognized in other comprehensive income [Abstract]
Service Cost	61	60	58
Interest cost	1,371	1,329	1,374
Expected return on plan assets	(2,648)	(2,735)	(2,504)
Amortization of net loss	184	210	0
Net periodic pension credit	(1,032)	(1,136)	(1,072)
Amortization of net loss	(184)	(210)	0
Net actuarial (gain) / loss included in other comprehensive (loss) income	(367)	(109)	5,337
Total amount recognized in other comprehensive (loss) income	(551)	(319)	5,337
Total recognized in net periodic benefit (credit) cost and other comprehensive (loss) income	(1,583)	(1,455)	4,265
Amounts of Net Gain that will be amortized from accumulated other comprehensive income (loss) in next fiscal year	96
Post-Retirement Benefits Plan [Member]
Change in plan assets and reconciliation of funded status [Roll Forward]
Fair value of plan assets at beginning of year	19,238	19,285
Actual gain on plan assets	1,104	(47)
Company contributions	66	85
Benefits paid	(70)	(85)
Fair value of plan assets at end of year	20,338	19,238	19,285
Funded status at end of year	15,218	13,804
Amounts recognized in accumulated other comprehensive income [Abstract]
Net actuarial loss	(4,581)	(3,890)
Prior service credit	(1,547)	(1,457)
Total	(6,128)	(5,347)
Accumulated benefit obligation for pension benefits	5,120	5,434	6,455
Components of the net periodic pension income and other amounts recognized in other comprehensive income [Abstract]
Service Cost	116	165	100
Interest cost	221	268	217
Expected return on plan assets	(720)	(722)	(672)
Amortization of net loss	(274)	(140)	(297)
Net periodic pension credit	(567)	(339)	(453)
Amortization of net loss	274	140	297
Net actuarial (gain) / loss included in other comprehensive (loss) income	(966)	(602)	1,219
Total amount recognized in other comprehensive (loss) income	(782)	(552)	3,128
Total recognized in net periodic benefit (credit) cost and other comprehensive (loss) income	(1,349)	$ (891)	$ 2,675
Amounts of Net Gain that will be amortized from accumulated other comprehensive income (loss) in next fiscal year	341
Amount of prior service cost that will be amortized from accumulated other comprehensive income (loss) in next fiscal year	$ 90